27. Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses By Nature
Expenses by nature
27.	Expenses by nature

Cost of goods sold

The cost of goods sold comprises the acquisition cost of inventory net of discounts and considerations received from suppliers and logistics costs.

Rebates received from suppliers are measured based on contracts and agreements signed with them.

The cost of sales includes the cost of logistics operations managed or outsourced by the Group, comprising warehousing, handling and freight costs incurred until the goods are ready for sale.

Selling expenses

Selling expenses comprise all store expenses, such as salaries, marketing, occupancy, maintenance, fees charged by credit card companies, etc.

Marketing expenses refer to advertising campaigns for each segment in which the Group operates. The main media used by the Group are: radio, television, newspapers and magazines. These expenses are recognized in profit or loss through campaign period.

General and administrative expenses

General and administrative expenses correspond to overhead and the cost of corporate units, including purchasing and procurement, information technology and financial activities.

	2020	2019	2018
		Note 2	Note 2

Cost of inventories	(35,357)	(19,893)	(17,498)
Personnel expenses	(5,500)	(3,607)	(3,485)
Outsourced services	(838)	(438)	(485)
Overhead expenses	(2,214)	(1,361)	(1,086)
Commercial expenses	(1,690)	(1,074)	(1,003)
Other expenses	(1,248)	(550)	(635)
	(46,847)	(26,923)	(24,442)

Cost of sales	(37,504)	(21,225)	(19,046)
Selling expenses	(7,755)	(5,166)	(4,655)
General and administrative expenses	(1,588)	(532)	(741)
	(46,847)	(26,923)	(24,442)